Basic and diluted loss per share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Basic and diluted loss per share
Net loss attributable to the common shareholders of Greenbrook TMS, basic	$ (13,207,359)	$ (13,491,287)	$ (39,830,850)	$ (36,824,871)
Net loss attributable to the common shareholders of Greenbrook TMS, diluted	$ (13,207,359)	$ (13,491,287)	$ (39,830,850)	$ (36,824,871)
Weighted average common shares outstanding, basic (in shares)	39,721,003	42,232,942	43,061,687	37,810,209
Weighted average common shares outstanding, diluted (in shares)	39,721,003	42,232,942	43,061,687	37,810,209
Loss per share, basic (in dollars per share)	$ (0.33)	$ (0.32)	$ (0.92)	$ (0.97)
Loss per share, diluted (in dollars per share)	$ (0.33)	$ (0.32)	$ (0.92)	$ (0.97)